AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

June 30, 2020

(unaudited)

Principal Amount	General Obligation Bonds (40.2%)	Ratings Moody’s, S&P and Fitch	Value	(a)

	City & County (0.5%)

	Englewood, Colorado
$1,000,000	5.000%, 12/01/30	NR/AA+/NR	$1,281,960

	Metropolitan District (2.2%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,793,076

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,218,800

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA/NR	2,021,820

	Total Metropolitan District		6,033,696

	School Districts (37.0%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,592,140
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,236,860
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,801,399
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,356,020
3,150,000	5.000%, 12/15/32	Aa2/AA/NR	3,894,188

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,085,670
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,250,320

	Adams & Arapahoe Counties, Colorado Joint School District #28J
4,125,000	5.000%, 12/01/30	Aa2/NR/AA	5,155,508

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,147,410
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,223,860
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,198,760
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,298,850
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,754,120
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,486,720

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,798,595

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,244,180

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,401,600

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	2,527,820

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,258,900

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,854,470

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,138,480
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,509,540

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,389,780
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,766,040

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
1,000,000	5.000%, 12/15/31	Aa1/NR/AA+	1,315,740

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,350,203
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,254,060

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,629,440

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,056,526
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,830,769
1,250,000	5.000%, 12/15/31	Aa2/NR/NR	1,553,213

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,966,432

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,854,942
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,986,315
2,600,000	5.000%, 12/15/31	Aa2/AA/NR	3,420,924

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,160,500

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,233,840
1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	1,319,460
800,000	5.000%, 12/15/30	Aa2/NR/NR	1,055,568

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,638,840

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,473,160

	Pueblo County, Colorado School District No. 60
2,000,000	5.000%, 12/15/30	Aa2/AA/NR	2,721,600

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,261,632

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,096,840
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,522,340

	Total School Districts		102,073,574

	Water & Sewer (0.5%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,360,546

	Total General Obligation Bonds		110,749,776

	Revenue Bonds (45.6%)

	Airport (1.6%)

	Denver, Colorado City & County Airport Revenue System, Series A
4,340,000	5.000%, 11/15/24	A1/A+/AA-	4,408,355

	City & County (1.1%)

	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,785,870

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,318,820

	Total City & County		3,104,690

	Electric (2.8%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	1,230,340
295,000	4.750%, 11/15/27	Aa2/AA+/NR	296,056

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
835,000	4.000%, 11/15/26	Aa2/AA+/AA	846,364
840,000	4.000%, 11/15/27	Aa2/AA+/AA	851,306

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,887,092

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement Series 2019A
1,310,000	5.000%, 11/01/30	NR/A+/NR	1,737,047

	Total Electric		7,848,205

	Higher Education (13.9%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	941,564

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	906,617
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,087,310

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,205,470

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,254,848

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,264,940

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30	Aa3/NR/NR	1,479,908
1,710,000	5.000%, 11/01/32	Aa3/NR/NR	2,248,069
835,000	5.000%, 11/01/33	Aa3/NR/NR	1,092,038

	Colorado State Board of Governors University Enterprise System, Series C
2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,458,461
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,591,675
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,664,102

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,128,516
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,450,996

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,627,920

	University of Colorado Enterprise System, Series 2019B
1,000,000	5.000%, 06/01/32	Aa1/NR/AA+	1,319,680
1,000,000	5.000%, 06/01/33	Aa1/NR/AA+	1,311,450

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,164,670

	Total Higher Education		38,198,234

	Hospital (0.5%)

	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/A+	1,263,720

	Lease (10.2%)

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,394,513

	Brighton, Colorado COP Refunding Series A
1,865,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,898,384

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,320,855
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,071,650

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,521,920

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,120,646

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,317,096

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,855,614

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,682,758

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,209,940

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	3,078,888

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,296,080

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	864,375

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,503,280

	Total Lease		28,135,999

	Sales Tax (3.6%)

	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,404,637

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,277,860

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,114,683

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,291,108

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,212,940

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,332,713

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,182,792

	Total Sales Tax		9,816,733

	Transportation (2.3%)

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	Aa3/AA-/AA-	2,336,060

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project Series 2013A
3,000,000	5.000%, 11/01/32	Aa2/AA+/AA	4,092,210

	Total Transportation		6,428,270

	Water & Sewer (9.6%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,582,363
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,217,309

	Broomfield, Colorado Sewer and Waste Water
1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	2,078,312
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,719,524

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,609,798

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,135,650

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,054,320

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,101,422

	East Cherry Creek Water & Sanitation District Arapahoe County Water Revenue Activity Enterprise Refunding, Series 2020
800,000	5.000%, 11/15/32	NR/AA-/NR	1,058,936

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,127,380

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,591,635

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,085,140
1,000,000	4.000%, 11/01/33	NR/AA+/NR	1,228,730

	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds, Series 2020
800,000	4.000%, 12/01/31	NR/AA/NR	991,520

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,199,741

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,700,685

	Total Water & Sewer		26,482,465

	Total Revenue Bonds		125,686,671

	Pre-Refunded Bonds (10.3%)††

	Pre-Refunded General Obligation Bonds (0.6%)

	Metroplitan Districts (0.6%)

	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,739,028

	Pre-Refunded Revenue Bonds (9.7%)

	Electric (0.5%)

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
165,000	4.000%, 11/15/26	NR/NR/NR*	167,295
160,000	4.000%, 11/15/27	NR/NR/NR*	162,226

	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,178,073

	Total Electric		1,507,594

	Higher Education (5.3%)

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
765,000	5.000%, 09/01/22	NR/NR/NR*	770,906
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,647,622

	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,481,677

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,497,724

	University of Colorado Enterprise System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,082,480

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	2,930,971
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	3,066,567

	Total Higher Education		14,477,947

	Lease (3.2%)

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa2/NR/NR	2,035,720

	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,085,290

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,700,517

	Total Lease		8,821,527

	Sales Tax (0.7%)

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	2,003,892

	Total Pre-Refunded Revenue Bonds		26,810,960

	Total Pre-Refunded Bonds		28,549,988

	Total Municipal Bonds (cost $249,547,037)		264,986,435

Shares	Short-Term Investment (3.5%)

9,743,241	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.10%** (cost $9,743,241)	Aaa-mf/AAAm/NR	9,743,241

	Total Investments (cost $259,290,278-note b)	99.6%	274,729,676
	Other assets less liabilities	0.4	1,127,102
	Net Assets	100.0%	$275,856,778

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P or Fitch	2.1%
Prerefunded bonds ††	10.8
Aa of Moody’s or AA of S&P or Fitch	79.9
A of Moody’s or S&P or Fitch	7.2
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

See accompanying notes to financial statements.

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At June 30, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $259,290,278 amounted to $15,439,398, which consisted of aggregate gross unrealized appreciation of $15,439,398 and aggregate gross unrealized depreciation of $0.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2020:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$9,743,241
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	264,986,435
Level 3 – Significant Unobservable Inputs	–
Total	$274,729,676
+ See schedule of investments for a detailed listing of securities.